Related Party Transactions (Details) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2017
Related party transaction
Number of stock options exercised that were financed through the issuance of a note receivable from an officer of the Company				29,713
Value of stock options exercised that were financed through the issuance of a note receivable from an officer of the Company				$ 94,271
Note receivable from Company's Chief Executive Officer, interest rate (as a percent)				1.00%
Note receivable from the Company's Chief Executive Officer for the financing of stock options					$ 55,000
Envisia
Related party transaction
Number of common shares of Envisia common stock exchanged by the Company as the result of the license related to the Otic field, along with other intellectual property rights, as defined, purchased back by the Company	75,000
Envisia | Research and Development Expenses
Related party transaction
Sharing of patent costs		$ 0	$ 105,623